RIGHT-OF-USE ASSETS	12 Months Ended
Jun. 30, 2022
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

12. RIGHT-OF-USE ASSETS

$
Balance, June 30, 2020	2,539,670
Additions during the year	963,489
Acquisition of a subsidiary	101,333
Depreciation for the year	(434,837)
Balance, June 30, 2021	3,169,655
Additions during the year	2,227,188
Depreciation for the year	(782,847)
Impairment of right of use assets	(183,693)
Foreign exchange translation	21,082
Balance, June 30, 2022	4,451,385

Leased properties are amortized over the terms of their respective leases.

Included in additions during the year ended June 30, 2022 is the addition of the lease on the Oregon Property in connection with a sale-leaseback transaction, as further described in Note 11.

During the year ended June 30, 2022, an existing long-term lease was cancelled. Accordingly, impairment of right of use assets was recorded of $183,693 along with a forgiveness of lease liability in the amount of $213,328. A net gain on extinguishment of $29,635 was recorded in the consolidated statements of operations and comprehensive loss.